Assets and liabilities held for sale - Relevant assets and liabilities (Details) - EUR (€) € in Millions	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021
Non-current assets
Goodwill	€ 31,225	€ 31,884
Other intangible assets	20,470	21,360
Property, plant and equipment	39,843	40,804
Investments in associates and joint ventures	4,381	4,268
Trade and other receivables	10,869	6,383
Total non-current assets	127,108	125,416
Current assets [abstract]
Inventory	991	836
Trade and other receivables	11,506	11,019
Cash and cash equivalents	7,072	7,496	€ 5,824
Total assets	157,440	153,953
Non-current liabilities
Borrowings	59,907	58,131
Deferred tax liabilities	681	520
Provisions	1,924	1,881
Trade and other payables	2,447	2,516
Total non-current liabilities	65,240	63,329
Current liabilities
Borrowings	15,675	11,961
Provisions	722	667
Trade and other payables	16,614	19,661
Total current liabilities	34,219	33,647
Assets and liabilities held for sale
Non-current assets
Goodwill	412
Other intangible assets	474
Property, plant and equipment	440
Investments in associates and joint ventures	1,014	959
Trade and other receivables	18
Total non-current assets	2,358	959
Current assets [abstract]
Inventory	12
Trade and other receivables	171
Cash and cash equivalents	5
Total current assets	188
Total assets	2,546	959
Non-current liabilities
Borrowings	47
Deferred tax liabilities	16
Provisions	23
Trade and other payables	1
Total non-current liabilities	87
Current liabilities
Borrowings	15
Provisions	6
Trade and other payables	136
Total current liabilities	157
Total liabilities	244
Net assets and liabilities	€ 2,302	€ 959